Reinsurance	12 Months Ended
Dec. 31, 2017
Reinsurance

Years ended	Direct amount	Ceded to other companies	Assumed from other companies	Net Amount	Percentage of amount assumed to net
December 31, 2017:
Life insurance face amount in force	$59,398	50,925	—	8,473	—%
Premiums and policy fees:
Life	$920	781	—	139	—%
Annuities	73,506	—	—	73,506	—
Accident and health	3,513	483	—	3,030	—
Total premiums and policy fees	$77,939	1,264	—	76,675	—%
December 31, 2016:
Life insurance face amount in force	$66,299	57,082	—	9,217	—%
Premiums and policy fees:
Life	$1,025	836	—	189	—%
Annuities	68,752	—	—	68,752	—
Accident and health	3,459	493	—	2,966	—
Total premiums and policy fees	$73,236	1,329	—	71,907	—%
December 31, 2015:
Life insurance face amount in force	$71,620	61,791	—	9,829	—%
Premiums and policy fees:
Life	$1,144	842	—	302	—%
Annuities	65,603	—	—	65,603	—
Accident and health	3,470	505	—	2,965	—
Total premiums and policy fees	$70,217	1,347	—	68,870	—%